Fair Value of Financial Instruments - Schedule of Cash Equivalents and Derivative Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 3,828,167	$ 6,037,456	$ 10,459,435
Derivative liabilities	43,942	3,661	39,930
In Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	3,828,167	6,037,456	10,459,435
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 43,942	$ 3,661	$ 39,930